Average Annual Total Returns	Prospectus #1 Calvert High Yield Bond Fund ICE BofA U.S. High Yield Index One Year	Prospectus #1 Calvert High Yield Bond Fund ICE BofA U.S. High Yield Index Five Years	Prospectus #1 Calvert High Yield Bond Fund ICE BofA U.S. High Yield Index Ten Years	Prospectus #1 Calvert High Yield Bond Fund Class A One Year	Prospectus #1 Calvert High Yield Bond Fund Class A Five Years	Prospectus #1 Calvert High Yield Bond Fund Class A Ten Years	Prospectus #1 Calvert High Yield Bond Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert High Yield Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert High Yield Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert High Yield Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert High Yield Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert High Yield Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert High Yield Bond Fund Class C One Year	Prospectus #1 Calvert High Yield Bond Fund Class C Five Years	Prospectus #1 Calvert High Yield Bond Fund Class C Ten Years	Prospectus #1 Calvert High Yield Bond Fund Class I One Year	Prospectus #1 Calvert High Yield Bond Fund Class I Five Years	Prospectus #1 Calvert High Yield Bond Fund Class I Ten Years	Prospectus #1 Calvert High Yield Bond Fund Class R6 One Year	Prospectus #1 Calvert High Yield Bond Fund Class R6 Five Years	Prospectus #1 Calvert High Yield Bond Fund Class R6 Ten Years	Prospectus #1 Calvert High Yield Bond Fund Class R6 Inception Date	Prospectus #1 Calvert Income Fund Bloomberg U.S. Credit Index One Year	Prospectus #1 Calvert Income Fund Bloomberg U.S. Credit Index Five Years	Prospectus #1 Calvert Income Fund Bloomberg U.S. Credit Index Ten Years	Prospectus #1 Calvert Income Fund Class A One Year	Prospectus #1 Calvert Income Fund Class A Five Years	Prospectus #1 Calvert Income Fund Class A Ten Years	Prospectus #1 Calvert Income Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Income Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Income Fund Class C One Year	Prospectus #1 Calvert Income Fund Class C Five Years	Prospectus #1 Calvert Income Fund Class C Ten Years	Prospectus #1 Calvert Income Fund Class I One Year	Prospectus #1 Calvert Income Fund Class I Five Years	Prospectus #1 Calvert Income Fund Class I Ten Years	Prospectus #1 Calvert Income Fund Class R6 One Year	Prospectus #1 Calvert Income Fund Class R6 Five Years	Prospectus #1 Calvert Income Fund Class R6 Ten Years	Prospectus #1 Calvert Income Fund Class R6 Inception Date	Prospectus #1 Calvert Core Bond Fund Bloomberg U.S. Aggregate Bond Index One Year	Prospectus #1 Calvert Core Bond Fund Bloomberg U.S. Aggregate Bond Index Five Years	Prospectus #1 Calvert Core Bond Fund Bloomberg U.S. Aggregate Bond Index Ten Years	Prospectus #1 Calvert Core Bond Fund Class A One Year	Prospectus #1 Calvert Core Bond Fund Class A Five Years	Prospectus #1 Calvert Core Bond Fund Class A Ten Years	Prospectus #1 Calvert Core Bond Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Core Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Core Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Core Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Core Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Core Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Core Bond Fund Class I One Year	Prospectus #1 Calvert Core Bond Fund Class I Five Years	Prospectus #1 Calvert Core Bond Fund Class I Ten Years	Prospectus #1 Calvert Core Bond Fund Class I Inception Date	Prospectus #1 Calvert Core Bond Fund Class R6 One Year	Prospectus #1 Calvert Core Bond Fund Class R6 Five Years	Prospectus #1 Calvert Core Bond Fund Class R6 Ten Years	Prospectus #1 Calvert Core Bond Fund Class R6 Inception Date	Prospectus #1 Calvert Short Duration Income Fund Bloomberg 1-5 Year U.S. Credit Index One Year	Prospectus #1 Calvert Short Duration Income Fund Bloomberg 1-5 Year U.S. Credit Index Five Years	Prospectus #1 Calvert Short Duration Income Fund Bloomberg 1-5 Year U.S. Credit Index Ten Years	Prospectus #1 Calvert Short Duration Income Fund Class A One Year	Prospectus #1 Calvert Short Duration Income Fund Class A Five Years	Prospectus #1 Calvert Short Duration Income Fund Class A Ten Years	Prospectus #1 Calvert Short Duration Income Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Short Duration Income Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Short Duration Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Short Duration Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Short Duration Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Short Duration Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Short Duration Income Fund Class C One Year	Prospectus #1 Calvert Short Duration Income Fund Class C Five Years	Prospectus #1 Calvert Short Duration Income Fund Class C Ten Years	Prospectus #1 Calvert Short Duration Income Fund Class I One Year	Prospectus #1 Calvert Short Duration Income Fund Class I Five Years	Prospectus #1 Calvert Short Duration Income Fund Class I Ten Years	Prospectus #1 Calvert Short Duration Income Fund Class R6 One Year	Prospectus #1 Calvert Short Duration Income Fund Class R6 Five Years	Prospectus #1 Calvert Short Duration Income Fund Class R6 Ten Years	Prospectus #1 Calvert Short Duration Income Fund Class R6 Inception Date	Prospectus #1 Calvert Mortgage Access Fund Bloomberg U.S. Aggregate Bond Index One Year	Prospectus #1 Calvert Mortgage Access Fund Class R6 Inception Date	Prospectus #1 Calvert Mortgage Access Fund Class A One Year	Prospectus #1 Calvert Mortgage Access Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Mortgage Access Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Mortgage Access Fund Class C One Year	Prospectus #1 Calvert Mortgage Access Fund Class I One Year	Prospectus #1 Calvert Mortgage Access Fund Class I Inception Date	Prospectus #1 Calvert Mortgage Access Fund Class R6 One Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Bloomberg 9-12 Months Short Treasury Index One Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Bloomberg 9-12 Months Short Treasury Index Five Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Bloomberg 9-12 Months Short Treasury Index Ten Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A One Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A Five Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A Ten Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A After Taxes on Distributions One Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class I One Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class I Five Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class I Ten Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class I Inception Date	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class R6 One Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class R6 Five Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class R6 Ten Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class R6 Inception Date
Total	13.46%	5.21%	4.51%	7.19%	3.13%	2.60%	4.90%	1.22%	0.49%	4.18%	1.58%	1.02%	8.92%	3.05%	2.28%	11.04%	4.08%	3.24%	11.13%	4.17%	3.28%	Feb. 01, 2019	8.18%	2.45%	2.83%	5.01%	2.29%	2.35%	2.88%	0.83%	0.95%	2.90%	1.15%	1.19%	6.67%	2.19%	2.08%	8.80%	3.21%	3.05%	8.86%	3.22%	3.06%	Feb. 01, 2023	5.53%	1.10%	1.81%	2.33%	3.74%	3.89%	0.71%	2.28%	2.27%	1.35%	2.44%	2.39%	6.05%	4.67%	4.56%	Jan. 31, 2015	6.06%	4.67%	4.56%	Jun. 30, 2023	5.94%	2.21%	2.00%	4.90%	2.22%	1.74%	3.20%	1.10%	0.74%	2.86%	1.23%	0.90%	5.48%	1.92%	1.37%	7.58%	2.94%	2.33%	7.64%	2.99%	2.36%	Feb. 01, 2019	5.05%	Jun. 30, 2023	3.26%	1.01%	1.88%	5.05%	7.12%	Jan. 31, 2015	7.11%	5.01%	1.82%	1.28%	6.05%	2.01%	1.52%	4.10%	1.13%	0.83%	3.55%	1.16%	0.86%	6.31%	2.26%	1.80%	Jan. 31, 2014	6.24%	2.30%	1.82%	Oct. 03, 2017